Investment property (Tables)	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Schedule of Detailed Information about Investment Property
Changes in the Group’s investment property in 2025 and 2024 were as follows:

	2025	2024
Beginning of the year	33,542	33,364
Net gain / (loss) from fair value adjustment (Note 8)	3,312	(23,375)
Reclassification to property, plant and equipment (i)	(10,571)	—
Exchange difference	(2,246)	23,553
End of the year	24,037	33,542
Fair value	24,037	33,542
Net book amount	24,037	33,542